Virtus Stone Harbor Emerging Markets High Yield Bond ETF (the “Fund”)

a series of Virtus ETF Trust II

Supplement dated July 2, 2026, to the

Statement of Additional Information (“SAI”), dated November 28, 2025, as supplemented to date

IMPORTANT NOTICE TO INVESTORS

On December 31, 2026, James E. Craige, CFA, will step down as a portfolio manager of the Fund.

Separately, effective July 2, 2026, Steffen Reichold, Ph.D., is hereby added as a portfolio manager of the Fund. Following are the resulting changes to the SAI.

The eighth paragraph on page 43 of the SAI is hereby replaced in its entirety with the following:

The following employees of Stone Harbor are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio: James E. Craige, CFA (since December 2022); Richard Lange (since December 2022); Stuart Sclater-Booth (since December 2022); Darin Batchman (since December 2022); and Steffen Reichold, Ph.D. (since July 2026). Mr. Craige will step down as a portfolio manager of the Fund on December 31, 2026.

The Fund’s disclosure in the “Ownership of Fund Shares” table beginning on page 44 of the SAI is hereby amended by adding a row for Dr. Reichold, which notates an “A” in each column.

The Fund’s disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 45 of the SAI is hereby amended by adding a row for Dr. Reichold as follows:

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Steffen Reichold, Ph.D., (*)	7	$719 million	9	$442 million	33	$7.01 billion

(*) As of May 31, 2026. Dr. Reichold became a Portfolio Manager of the Fund effective July 2, 2026.

The Fund’s disclosure in the “Other Accounts Managed (With Performance-Based Fees)” table beginning on page 46 of the SAI is hereby amended by adding a row for Dr. Reichold as follows:

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Name	Number of Accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Steffen Reichold, Ph.D., (*)	0	N/A	1	$224 million	0	N/A

(*) As of May 31, 2026. Dr. Reichold became a Portfolio Manager of the Fund effective July 2, 2026.

Investors should retain this supplement with the Statement of Additional Information for future reference.